QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2017

ITEM 1. SCHEDULE OF INVESTMENTS for Global Strategic Income Fund

GLOBAL STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.99%

DENMARK - 3.17%
Novo Nordisk	12,000	$411,360

FRANCE - 7.43%
Air Liquide Ord	1,000	114,554
Danone-Spons ADR	20,000	273,800
Essilor International	2,000	243,655
L’Oreal Ord	4,000	153,880
Pernod Ricard Ord	7,500	177,300

		963,189

GERMANY - 1.63%
Fresenius Medical Care AG & Co.	5,000	210,650

GREAT BRITAIN - 9.18%
British American Tobacco	5,000	331,600
Coca-Cola European Partners	3,500	131,915
Diageo PLC	2,000	231,160
Reckitt Benckiser Group	10,000	186,050
Rio Tinto PLC Spon ADR	5,000	203,400
Vodafone Group PLC-SP ADR	4,000	105,720

		1,189,845

IRELAND - 2.29%
Allergan PLC PFD, Series A, 5.500%	350	297,423

NETHERLANDS - 2.49%
Unilever NV Certificates	6,500	322,920

SPAIN - 1.14%
Grifols SA	6,000	147,541

SWITZERLAND - 8.75%
Chocoladefabriken Lindt & Sprungli AG	45	255,574
Nestle SA Cham ET Vevey	4,500	346,050
Roche Holding AG-GENUSSC	10,000	320,300
SGS SA Reg D	10,000	212,850

		1,134,774

UNITED STATES - 60.91%
Aetna Inc.	2,000	255,100
Alphabet Inc - Class C	400	331,824
Amazon.Com Inc.	600	531,924
American Airlines Group Inc.	2,000	84,600
Anadarko Petroleum Corp.	6,000	372,000
Apple Inc.	3,500	502,810
Bank of America Corp.	12,500	294,875
BGC Partners, Inc. PFD, 8.125%	5,000	127,600
BGC Partners Inc - Class A	35,000	397,600
Bluerock Residential	3,000	73,740
Bristol-Myers Squibb co.	2,000	108,760

GLOBAL STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (unaudited)

	Shares	Fair Value

CBS Corp.	5,000	$346,800
Cisco Systems Inc.	10,000	338,000
Colony Northstar Inc - Class A	25,659	331,258
Colony Northstar Inc PFD	2,000	52,620
Corporate Office Property Trust PFD	3,000	75,720
Delta Air Lines, Inc.	5,000	229,800
Freeport-McMoRan Inc.	15,000	200,400
GMAC Capital Trust Inc. PFD, Series 2, 8.125%	5,000	127,150
Gaming and Leisure Properties	2,500	83,550
Goldman Sachs Group Inc. PFD	4,000	106,360
KKR Financial Holdings PFD, Series A, 7.375%	3,000	78,360
Kinder Morgan, Inc.	12,500	271,750
Lexington Realty Trust REIT	20,000	199,600
Morgan Stanley PFD, Series G, 6.625%	3,000	79,650
MPLX LP	10,000	360,800
New Media Investment Group	20,000	284,200
New Senior Investment Group	20,000	204,000
Nvidia Corp.	1,000	108,930
Pebblebrook Hotel Trust PFD, Series C, 6.500%	3,500	88,410
Philip Morris International	3,000	338,700
Starwood Property Trust Inc.	12,500	282,250
Teva Pharmaceutical Industries Ltd.	150	86,550
THL Credit Inc.	30,000	298,800
Western Gas Partners LP	4,000	241,800

		7,896,291

TOTAL COMMON STOCKS		12,573,993

TOTAL INVESTMENTS - 96.99%		12,573,993
Other assets, net of liabilities - 3.01%		389,629

NET ASSETS - 100.00%		$12,963,622

GLOBAL STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (unaudited)

OPTIONS WRITTEN - (0.47)%

CALL OPTION - (0.47)%	Contracts	Fair Value

Aetna Inc New
Expiration: October 2017, Exercise Price $130.00	20	$(14,000)
American Airlines Group
Expiration: August 2017, Exercise Price $17.48	20	(2,720)
Anadarko Pete
Expiration: January 2018, Exercise Price $72.50	50	(13,350)
Bristol-Myers Squibb
Expiration: September 2017, Exercise Price $17.50	20	(12,080)
Delta Air Line
Expiration: September 2017, Exercise Price $55.00	25	(1,750)
Freeport MCM C
Expiration: August 2017, Exercise Price $17.00	150	(7,050)
Nvidia Corp.
Expiration: September 2017, Exercise Price $115.00	10	(8,860)

		(59,810)

TOTAL OPTIONS WRITTEN - (0.47)%		$(59,810)

ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily and indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017.

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks
Denmark	$411,360	-	-	411,360
France	963,189	-	-	963,189
Germany	210,650	-	-	210,650
Great Britain	1,189,845	-	-	1,189,845
Ireland	297,423	-	-	297,423
Netherlands	322,920	-	-	322,920
Spain	147,541	-	-	147,541
Switzerland	1,134,774	-	-	1,134,774
United States	7,896,291	-	-	7,896,291

Total Commons Stock	$12,573,993	-	-	$12,573,993

Options	$(59,810)	-	-	$(59,810)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2017.

GLOBAL STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (unaudited)

At March 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $11,590,523 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,363,135
Gross unrealized depreciation	(439,475)

Net unrealized appreciation	$923,660

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.  Description of Exhibit

99.1  Certification of Principal Executive Officer

99.2  Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: May 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: May 19, 2017

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: May 19, 2017